Subsequent events - Additional Information (Detail) - Disposal of major subsidiary [member] - Moneris Solutions Corporation [Member] $ in Millions	Aug. 10, 2026 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration	$ 2,000
Estimated gain loss from disposal of joint venture, after tax	475
Estimated gain loss from disposal of joint venture pre-tax	$ 560
Percentage of voting equity interests acquired	50.00%